Cover	Aug. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2026
Entity File Number	001-42582
Entity Registrant Name	Soulpower Acquisition Corporation
Entity Central Index Key	0002025608
Entity Tax Identification Number	98-1793430
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	250 West 55th Street
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	201
Local Phone Number	282-6717
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	SOULU
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SOUL
Security Exchange Name	NYSE
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of the initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10)
Trading Symbol	SOULR
Security Exchange Name	NYSE